UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8215

Name of Fund:  MuniHoldings Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments


MuniHoldings Fund II, Inc.


Schedule of Investments as of April 30, 2006                                                                       (in Thousands)
                         Face
State                  Amount    Municipal Bonds                                                                        Value
Alabama - 2.1%     $    3,450    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5% due 1/01/2024                                                                    $      3,523

Arizona - 5.0%          1,000    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             1,105
                        1,500    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                 Schools Project 1), Series A, 6.50% due 7/01/2012                                          1,512
                        2,800    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                 West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                      2,490
                        1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series C, 6.75% due 7/01/2031                                                    1,042
                        1,000    Pinal County, Arizona, COP, 5% due 12/01/2029                                              1,007
                        1,095    Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds,
                                 6.375% due 1/01/2015                                                                       1,126

Arkansas - 0.6%         1,000    University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                 Series B, 5% due 11/01/2022 (d)                                                            1,039

California - 22.3%      2,000    Benicia, California, Unified School District, GO, Refunding, Series A, 5.615%
                                 due 8/01/2020 (b)(n)                                                                       1,011
                        2,565    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                 Series 878Z, 6.558% due 12/01/2009 (d)(e)                                                  2,844
                        5,200    California State Public Works Board, Lease Revenue Bonds (Department of
                                 Corrections), Series C, 5.25% due 6/01/2028                                                5,391
                        1,000    East Side Union High School District, California, Santa Clara County, GO
                                 (Election of 2002), Series D, 5% due 8/01/2020 (i)                                         1,048
                          870    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                            1,036
                        1,330    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.625% due 6/01/2013 (h)                                          1,463


Portfolio Abbreviations


To simplify the listings of MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes



MuniHoldings Fund II, Inc.


Schedule of Investments as of April 30, 2006 (concluded)                                                           (in Thousands)
                         Face
State                  Amount    Municipal Bonds                                                                        Value
California         $    6,030    Los Angeles, California, Unified School District, GO, Series A, 5% due
(concluded)                      1/01/2028 (d)                                                                       $      6,232
                        1,750    Poway, California, Unified School District, Special Tax (Community Facilities
                                 District Number 6 Area), Series A, 6.125% due 9/01/2033                                    1,866
                        1,820    San Marino, California, Unified School District, GO, Series A, 5.50% due
                                 7/01/2017 (d)(n)                                                                           1,089
                        1,945    San Marino, California, Unified School District, GO, Series A, 5.55% due
                                 7/01/2018 (d)(n)                                                                           1,102
                        2,070    San Marino, California, Unified School District, GO, Series A, 5.60% due
                                 7/01/2019 (d)(n)                                                                           1,108
                        5,525    Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                 5.50% due 7/01/2035 (c)                                                                    6,052
                        5,000    Tracy, California, Area Public Facilities Financing Agency, Special Tax
                                 Refunding Bonds (Community Facilities District Number 87-1), Series H, 5.875%
                                 due 10/01/2019 (d)                                                                         5,184
                        1,250    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (c)                1,277

Colorado - 1.7%         1,845    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                              1,972
                          860    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8.125% due 12/01/2025                                             857

Connecticut - 0.9%      1,715    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                 Retirement Community Project), 7.25% due 4/01/2035                                         1,445

Florida - 8.6%          1,640    Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, 6% due 5/01/2035                                                                    1,704
                        2,090    Florida State Department of Transportation, Turnpike Revenue Bonds, Series A,
                                 5% due 7/01/2030                                                                           2,161
                        1,765    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                 Series A, 5.24% due 10/01/2037 (d)(n)                                                        328
                        2,450    Midtown Miami, Florida, Community Development District, Special Assessment
                                 Revenue Bonds, Series A, 6.25% due 5/01/2037                                               2,671
                        2,400    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), 6% due 12/01/2012 (h)                                       2,680
                        1,515    Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities
                                 Revenue Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                           1,519
                        1,270    Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                 Improvement Bonds, Series A, 5.90% due 5/01/2034                                           1,303
                        1,700    West Villages Improvement District, Florida, Special Assessment Revenue Refunding
                                 Bonds (Unit of Development Number 2), 5.80% due 5/01/2036                                  1,736

Georgia - 3.8%          1,250    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2024                                                                                 1,386
                        1,535    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due
                                 1/01/2035                                                                                  1,551
                        1,945    Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 8% due 4/01/2010 (j)                                                      1,945
                        1,250    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                 (Georgia College and State University Foundation), 5.50% due 9/01/2024                     1,299

Idaho - 1.3%            2,000    Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                 Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                          2,135

Illinois - 2.8%         1,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                 Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                     1,004
                        1,000    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        1,073
                        2,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.25% due
                                 8/01/2022                                                                                  2,039
                          500    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                   516

Louisiana - 2.4%        2,500    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                 of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                            2,540
                        1,275    New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                                 Louisiana Project), 5.30% due 6/01/2026 (d)                                                1,327

Maine - 2.2%            3,455    Maine State Housing Authority, Mortgage Purchase Revenue Refunding Bonds, Series B,
                                 5.30% due 11/15/2023                                                                       3,566

Maryland - 4.1%         3,882    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, RIB, Series 1252X, 6.44%
                                 due 9/01/2039 (e)(i)                                                                       4,313
                        1,250    Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                 (University of Maryland College Park Project), 6.50% due 6/01/2013 (h)                     1,431
                        1,050    Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   1,061

Massachusetts - 6.3%      600    Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                                 Home), Series A, 5.75% due 6/20/2022 (f)                                                     662
                        1,500    Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                                 Home), Series A, 6% due 6/20/2044 (f)                                                      1,658
                        2,100    Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048       2,100
                        1,000    Massachusetts State, HFA, Housing Revenue Bonds (Rental Mortgage), AMT, Series C,
                                 5.625% due 7/01/2040 (a)                                                                   1,018
                        4,720    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (c)                                                             4,890

Michigan - 2.4%         1,100    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                                 Center), Series A, 6% due 7/01/2020 (k)                                                    1,179
                        2,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 857Z, 7.138% due 3/01/2010 (e)(i)                                              2,762

Minnesota - 7.2%        1,680    Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                 Refunding Bonds (Common Bond), Series G-3, 5.35% due 12/01/2011 (h)                        1,805
                        4,220    Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5.25% due 10/01/2021       4,458
                        2,870    Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due 2/01/2019 (c)   3,047
                        2,390    Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due 2/01/2020 (c)   2,537

Mississippi - 1.5%      2,000    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                 Energy Resources Inc. Project), 5.875% due 4/01/2022                                       2,016
                          500    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 Resources Inc. Project), 5.90% due 5/01/2022                                                 504

Missouri - 1.9%           950    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs), 7% due 10/01/2011 (h)                                                             1,084
                        1,000    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                 Spencer Place), Series A, 6.50% due 1/01/2035                                              1,044
                        1,000    Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding
                                 Bonds (Branson), Series A, 5.50% due 12/01/2032                                            1,026

New Jersey - 12.1%      1,170    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2017 (c)                                          1,316
                        4,050    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           4,278
                        1,890    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           1,958
                        1,000    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                                 Series A, 7.25% due 11/15/2031                                                             1,079
                        2,000    New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.), Series A,
                                 8.125% due 11/15/2023                                                                      2,246
                        2,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  2,033
                        2,375    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2026                                                                2,513
                        2,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (c)                                                                              2,585
                        1,725    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                           1,952

New Mexico - 5.0%       3,675    Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series A, 5.80% due 4/01/2022                                               3,731
                        1,550    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.25% due 6/15/2016 (d)                                                          1,662
                        2,675    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (d)                                                         2,833

New York - 12.2%          900    Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                 Francis Hospital), Series A, 7.50% due 3/01/2029                                             977
                          415    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                 due 6/01/2028                                                                                445
                        1,600    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1133Z, 6.379% due 10/15/2012 (a)(e)                                        1,800
                        2,525    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2018 (d)                                                         2,705
                        1,500    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2029 (a)                                                            1,554
                        2,030    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (d)                                               2,153
                          760    New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5.25%
                                 due 1/01/2027 (c)                                                                            810
                           40    Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                 Pooled Program), Series D-1, 5.50% due 7/01/2007                                              40
                        1,100    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2015                                                                        1,158
                        2,400    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2018                                                                        2,566
                        2,750    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (b)(m)                                                                 2,962
                        1,100    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        1,174
                        1,575    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                  1,673

North Carolina - 1.3%   2,000    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
                                 6.75% due 1/01/2026                                                                        2,175

Oklahoma - 1.8%           860    Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375% due
                                 9/01/2029                                                                                    861
                          945    Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Bonds (Homeownership
                                 Loan Program), Series D-2, AMT, 6.25% due 9/01/2029 (f)(g)                                   951
                        1,075    Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds (AMR Corporation),
                                 AMT, Series A, 5.375% due 12/01/2035                                                       1,069

Pennsylvania - 4.7%     1,230    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                                 Series A, 5.90% due 1/01/2027                                                              1,239
                        2,750    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                                 (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                             2,919
                          540    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                 12/01/2017                                                                                   546
                        2,630    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                        3,080

Rhode Island - 1.5%     2,190    Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (h)                         2,497

South Carolina - 2.9%   2,080    Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (h)                                        2,366
                        2,000    South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster Presbyterian
                                 Center), 7.75% due 11/15/2010 (h)                                                          2,357

Tennessee - 3.8%        2,200    Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, Series
                                 B, 7.375% due 8/01/2017                                                                    2,250
                        1,280    Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (h)                    1,466
                        2,170    Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (h)                    2,485

Texas - 12.2%           2,665    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                        2,833
                        2,900    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.75% due 8/15/2031 (d)(j)         2,900
                        1,000    Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), Series
                                 B, 4.75% due 5/01/2029                                                                     1,005
                        2,500    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                                 Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033      2,786
                        2,610    Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 6.369% due
                                 8/15/2009 (c)(e)                                                                           2,828
                        1,755    Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1172-Z, 8% due
                                 8/15/2009 (c)(e)                                                                           1,894
                        1,300    Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue
                                 Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034                 1,419
                        2,965    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          3,187
                        1,100    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 1,152

Vermont - 0.6%          1,000    Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                                 (Developmental and Mental Health), Series A, 6.50% due 6/15/2032                           1,039

Virginia - 13.2%          575    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                 Company), Series B, 5.875% due 6/01/2017                                                     621
                          425    Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                 Series A, 5.875% due 6/01/2017                                                               457
                        5,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2011 (a)                                                          5,432
                        3,885    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2028                                                                        3,957
                       18,400    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                                 7.35% due 8/15/2030 (n)                                                                    4,557
                        2,185    Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       2,232
                        1,095    Virginia State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 5.625% due 8/01/2011     1,140
                        3,200    Virginia State, HDA, Revenue Bonds, AMT, Series D, 6% due 4/01/2024                        3,331

Washington - 0.6%       1,040    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                      1,026

Wisconsin - 0.9%        1,360    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    1,455

U.S. Virgin             2,680    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.8%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   3,010

Puerto Rico - 0.8%      1,550    Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             1,393

                                 Total Municipal Bonds (Cost - $238,361) - 152.5%                                         251,017


                       Shares
                         Held    Short-Term Securities
                           12    Merrill Lynch Institutional Tax-Exempt Fund, 3.49% (l)(o)                                     12

                                 Total Short-Term Securities (Cost - $12) - 0.0%                                               12

                                 Total Investments (Cost - $238,373*) - 152.5%                                            251,029
                                 Other Assets Less Liabilities - 0.4%                                                         667
                                 Preferred Stock, at Redemption Value - (52.9%)                                          (87,052)
                                                                                                                     ------------
                                 Net Assets Applicable to Common Stock - 100.0%                                      $    164,644
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $        238,373
                                                   ================
    Gross unrealized appreciation                  $         14,010
    Gross unrealized depreciation                           (1,354)
                                                   ----------------
    Net unrealized appreciation                    $         12,656
                                                   ================


(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) GNMA Collateralized.

(g) FNMA Collateralized.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) ACA Insured.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund        --          $   --++

      ++ Amount is less than $1,000.


(m) Tradable Custodial Receipts (TRACERS).

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(o) Reflects the effective yield at 4/30/2006.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund II, Inc.


Date:  June 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund II, Inc.


Date:  June 22, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Fund II, Inc.


Date:  June 22, 2006